COMMITMENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS

33.	COMMITMENTS

33.a)	Take-or-pay contracts

As of December 31, 2025, and 2024, the Company was a party to take-or-pay contracts as shown in the following table:

		Payments in the period
Type of service	2024	2025	2026	2027	After 2027	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	2,196,306	1,900,320	1,561,527	138,346	1,936,842	5,537,035
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets.	567,043	585,415	513,458	614,293	598,238	2,311,404
Processing of slag generated during pig iron and steel production.	21,259	5,928	41			5,969
Oil Storage and Handling	3,576	2,607	2,607	2,607	5,215	13,036
Labor and consultancy services	26,257	27,512	27,512	27,512	82,536	165,072
	2,814,441	2,521,782	2,105,145	782,758	2,622,831	8,032,516

31.b) Projects and other commitments

The Transnordestina Project, which corresponds to Network II of the Northeast Railway Network, includes 1,753 km of state-of-the-art, large-caliber railway network. The project has an evolution of 64.13% and was expected to be completed in 2017.

On December 23, 2022, following extensive negotiations involving ANTT, TCU, and the Ministry of Infrastructure, the first amendment to the concession contract was signed, redefining the scope and completion deadlines for TLSA's railway sections. Notably, it provided for the return of the SPS section, resulting in a project with the current 1,206 km of railway network and a completion deadline of August 2029. With this act, it also ended the discussion of the administrative procedure for recommendation of forfeiture, which was being processed by the National Land Transportation Agency ("ANTT").

The Company expects that the investments will allow TLSA, the concession holder of the Transnordestina Project, to transport various products, such as soybeans, corn, iron ore, limestone, cotton, sugarcane, fertilizers, oil and fuels. The concession period ends in 2057 and may be terminated before that period if the concession holder reaches the minimum return agreed with the Government. TLSA obtained the environmental authorizations required to complete sections under construction and project implementation has advanced. In Ceará, infrastructure works in lots 4 to 8 and lot 11, and mobilization in lots 9 and 10 are currently in progress, in addition to the performance of superstructure services in lots 4 and 5, all of which involve the section that connects Missão Velha to the Port of Pecém (MVP). Track maintenance services are being carried out in parallel on sections 1 and 2 of the railway project, specifically – lots 3 (14km) to 7 of the Eliseu Martins (PI)/Trindade (PE) section, section Salgueiro (PE)/Trindade (PE), Salgueiro (PE)/Missão Velha (CE) stretch, and lots MVP 1 to 3 of the Missão Velha (CE)/Pecém (CE) stretch.

It is scheduled to occur still in 2025, the start of the commissioned Operation that will take place between the Municipalities of Bela Vista do Piauí (PI) and Iguatu (CE).

• FTL – Ferrovia Transnordestina Logística S.A. (Operational network)

Regarding Malha I, operated by FTL – Ferrovia Transnordestina Logística S.A. ("FTL"), the Company filed a request in July 2022 for Early Extension of the concession contract for an additional 30 years, based on meeting legal requirements and performance targets established by ANTT regarding production volume and safety. Thus, despite an ANTT administrative procedure in 2013 that resulted in a recommendation for the concession contract to lapse, a decision was issued on December 13, 2022, by the Court of Accounts (TCU), Judgment No. 2769/2022, which determined that ANTT and the Ministry of Infrastructure (at the time), within their respective jurisdictions, should adopt measures toward a definitive solution for the concession contract of the network granted to FTL. In September 2023, based on the final report of the working group, the Ministry of Transportation issued OFFICIAL LETTER No. 448/2023/SE to ANTT informing the closure of the recommendation for termination issued in ANTT Deliberation No. 947/2019, of October 22, 2019. Therefore, given the positive negotiation environment for the concession contract and FTL's growth, with record production and EBITDA achievements, the company considers the Early Extension of the concession contract imminent to definitively resolve the mentioned contractual pending issues.